Note 38 - Structured Entities - Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Repackaging and Investment Entities [Member]
Assets [Abstract]
Cash and central bank balances	€ 0	€ 0
Interbank balances (w/o central banks)	1	1
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	328	340
Trading assets	172	181
Positive market values from derivative financial instruments	156	158
Non-trading financial assets mandatory at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans at amortized cost	1,089	165
Other assets	4	51
Total assets	1,422	557
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	74	92
Negative market values from derivative financial instruments	74	92
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	74	92
Off-balance sheet exposure	0	0
Total	1,348	466
Third Party Funding Entities [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	0	126
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	7,860	6,368
Trading assets	4,825	4,134
Positive market values from derivative financial instruments	300	154
Non-trading financial assets mandatory at fair value through profit or loss	2,735	2,080
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	298	333
Loans at amortized cost	60,338	46,867
Other assets	575	400
Total assets	69,072	54,096
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	185	58
Negative market values from derivative financial instruments	185	58
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	185	58
Off-balance sheet exposure	7,765	5,889
Total	76,652	59,927
Securitizations [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	82	0
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	4,923	4,428
Trading assets	3,243	2,408
Positive market values from derivative financial instruments	9	31
Non-trading financial assets mandatory at fair value through profit or loss	1,671	1,990
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	1,043	457
Loans at amortized cost	26,406	27,638
Other assets	3,333	3,065
Total assets	35,787	35,587
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	20	10
Negative market values from derivative financial instruments	20	10
Other short-term borrowings	0	0
Other Liabilities	0	0
Total liabilities	20	10
Off-balance sheet exposure	10,093	8,279
Total	45,861	43,856
Funds [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	11	12
Central bank funds sold and securities purchased under resale agreements	1,593	1,901
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	44,192	50,316
Trading assets	3,980	4,304
Positive market values from derivative financial instruments	2,671	3,635
Non-trading financial assets mandatory at fair value through profit or loss	37,542	42,377
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	530	270
Loans at amortized cost	15,245	10,270
Other assets	12,202	20,499
Total assets	73,773	83,267
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	8,721	11,191
Negative market values from derivative financial instruments	8,721	11,191
Other short-term borrowings	0	0
Other Liabilities	13	1,815
Total liabilities	8,734	13,006
Off-balance sheet exposure	3,683	1,944
Total	68,722	72,205
Total [Member]
Assets [Abstract]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	12	13
Central bank funds sold and securities purchased under resale agreements	1,675	2,027
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	57,303	61,452
Trading assets	12,220	11,027
Positive market values from derivative financial instruments	3,135	3,977
Non-trading financial assets mandatory at fair value through profit or loss	41,948	46,448
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	1,871	1,060
Loans at amortized cost	103,079	84,939
Other assets	16,114	24,015
Total assets	180,054	173,508
Liabilities [Abstract]
Total financial liabilities at fair value through profit or loss	9,000	11,351
Negative market values from derivative financial instruments	9,000	11,351
Other short-term borrowings	0	0
Other Liabilities	13	1,815
Total liabilities	9,013	13,166
Off-balance sheet exposure	21,541	16,112
Total	€ 192,582	€ 176,453